Prepaid Expenses and Other Current Assets, Net	3 Months Ended
Mar. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets, net consisted of the following:

	December 31,	March 31,
	2024	2025
Advances to suppliers	$65,753	$75,675
Value-added tax (“VAT”) receivables	2,301	2,544
Receivables from third parties (1)	1,000	1,000
Prepaid financing expense (2)	835	685
Others	412	691
Prepaid expenses and other current assets	70,301	80,595
Allowance for credit losses	(130)	(168)
Prepaid expenses and other current assets, net	$70,171	$80,427

(1)	It represented advance to the employees for Company’s daily operation.

(2)	It represented prepaid financing expense related to issuance of GEM Warrants (See Note 10).

The Group assessed the collectability of prepayments and other current assets, and did not record credit losses for the three months ended March 31, 2024 and 2025, respectively. The movement of allowance for credit losses for the three months ended March 31, 2024 and 2025 were as following:

	For the three months ended March 31,
	2024	2025
Balance at the beginning of the period	$172	$130
Foreign currency translation	(3)	38
Balance at the end of the period	$169	$168